UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07527

Turner Funds
(Exact name of registrant as specified in charter)

1205 Westlakes Drive, Suite 100 Berwyn, PA		19312
(Address of principal executive offices)		(Zip code)

Michael P. Malloy Drinker Biddle & Reath LLP One Logan Square, Suite 2000 Philadelphia, PA 19103
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-224-6312

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2013

Item 1.    Schedules of Investments.

(Unaudited)

Schedule of investments

Turner Market Neutral Fund

June 30, 2013

		Value
	Shares	(000)
Common stock-82.6%
Consumer discretionary-7.2%
Dex Media*^	7,720	$136
Lennar, Cl A	12,940	466
Michael Kors Holdings*^	3,920	243
Total Consumer discretionary		845

Consumer staples-4.5%
Monster Beverage*^	8,740	531
Total Consumer staples		531

Energy-3.9%
Concho Resources*^	5,520	462
Total Energy		462

Financials-13.6%
Affiliated Managers Group*^	3,090	507
Allstate	7,680	370
Discover Financial Services^	5,100	243
Intact Financial	4,280	241
Tower Group International^	11,870	243
Total Financials		1,604

Health care-17.4%
Baxter International^	7,020	487
Biogen Idec*	1,150	247
Bristol-Myers Squibb^	2,750	123
Cigna	2,930	212
Covidien^	3,450	217
Cubist Pharmaceuticals*^	5,390	260
NPS Pharmaceuticals*^	19,430	293
Roche Holding AG ADR^	3,600	223
Total Health care		2,062

Industrials-12.0%
Clean Harbors*^	8,960	453
Eaton PLC^	7,620	501
Old Dominion Freight Line*^	11,220	467
Total Industrials		1,421

Information technology-19.3%
Apple^	540	214
Cavium*^	7,600	269
Facebook, Cl A*^	20,630	513
Jabil Circuit^	13,260	270
NXP Semiconductors*^	9,120	283
Skyworks Solutions*^	10,910	239
TIBCO Software*^	23,470	502
Total Information technology		2,290

Materials-4.8%
CF Industries Holdings^	2,640	453
Methanex	2,650	113
Total Materials		566
Total Common stock (Cost $9,550)**		9,781

Preferred Stock -2.0%
Consumer discretionary-2.0%
Volkswagen, Preferred Shares‡	1,130	228
Total Preferred stock (Cost $243)**		228
Total Investments-84.6% (Cost $9,793)**		10,009

Segregated cash with brokers-104.1%		12,323
Securities sold short-(80.6)% (Proceeds $(9,729))**		(9,539)
Net Other assets (liabilities)-(8.1)%		(956)
Net Assets-100.0%		$11,837

*	Non-income producing security.
**	This number is listed in thousands.
^	All or a portion of the shares have been committed as collateral for open short positions
‡

Security fair valued using procedures established by the Fair Value Committee for foreign securities due to price movements in the market which exceed established thresholds.  As of June 30, 2013, the total market value of these securities was $228**, representing 1.9% of Net Assets.

ADR	- American Depositary Receipt
Cl	- Class

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of securities sold short

Turner Market Neutral Fund

June 30, 2013

		Value
	Shares	(000)
Common stock-80.6%
Consumer discretionary-10.0%
Daimler AG, Registered Shares ^	3,838	$232
Hyatt Hotels, Cl A	5,660	228
Target	3,460	238
Thomson Reuters	7,160	233
Tupperware Brands	3,250	253
Total Consumer discretionary		1,184

Consumer staples-5.1%
McDonald’s	1,240	123
Sysco	7,380	252
Wal-Mart Stores	3,040	226
Total Consumer staples		601

Energy-3.9%
Pioneer Natural Resources	3,170	459
Total Energy		459

Financials-15.3%
Arch Capital Group	7,160	368
Cincinnati Financial	2,650	122
Cohen & Steers	6,630	225
Home Capital Group	4,720	249
Janus Capital Group	13,540	115
Jones Lang LaSalle	2,650	242
Legg Mason	11,940	370
Progressive	4,824	123
Total Financials		1,814

Health care-17.3%
Eli Lilly	2,340	115
Fresenius Medical Care ^	5,346	379
Johnson & Johnson	5,210	447
Medtronic	5,110	263
Perrigo	2,070	250
Sirona Dental Systems	1,800	119
Varian Medical Systems	6,890	466
Total Health care		2,039

Industrials-10.2%
Con-way	6,490	253
Emerson Electric	4,370	238
Fastenal	5,030	231
Knight Transportation	14,970	252
Parker Hannifin	2,510	239
Total Industrials		1,213

Information technology-14.0%
Equinix	2,450	453
OmniVision Technologies	12,630	236
Power Integrations	6,080	247
Tech Data	5,100	240
Texas Instruments	13,970	486
Total Information technology		1,662

Materials-4.8%
Compass Minerals International	1,403	119
Mosaic	4,130	222
Potash Corp. of Saskatchewan	5,940	226
Total Materials		567

Total Common stock (Proceeds $9,729)**		9,539
Total Securities sold short-80.6% (Proceeds $9,729)**		$9,539

Percentages disclosed are based on total net assets of the Fund at June 30, 2013.

**	This number is listed in thousands.
^

Security fair valued using procedures established by the Fair Value Committee for foreign securities due to price movements in the market which exceed established thresholds.  As of June 30, 2013, the total market value of these securities was $611**, representing 5.2% of Net Assets.

Cl	- Class

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of investments

Turner Medical Sciences Long/Short Fund

June 30, 2013

		Value
	Shares	(000)
Common stock-71.1%
Biotechnology-19.2%
Aveo Phamaceuticals*	20,400	$51
Biogen Idec*	1,540	331
BioMarin Pharmaceuticals*	4,310	240
Bluebird Bio*	4,020	100
Cepheid*	6,950	239
Cubist Pharmaceuticals*	13,410	648
InterMune*	6,570	63
Ironwood Pharmaceuticals*	8,040	80
Neurocrine Biosciences*	25,991	348
NPS Pharmaceuticals*	65,470	990
Onyx Pharmaceuticals*	2,660	231
Pharmacyclics*	3,180	253
Prothena*	495	6
QLT*	9,770	43
Receptos*	3,260	65
Synageva BioPharma*	1,460	61
Theravance*	4,260	164
Total Biotechnology		3,913

Health care equipment & supplies-8.4%
Align Technology*	3,200	119
Analogic	3,400	248
ArthroCare*	2,880	99
Baxter International	8,930	618
Cooper	710	85
Cyberonics*	6,790	353
Cynosure, Cl A*	5,364	139
Mazor Robotics ADR*	3,170	45
Total Health care equipment & supplies		1,706

Health care providers & services-18.9%
Air Methods	10,610	359
Bristol-Myers Squibb	15,620	699
Cardinal Health	11,860	560
Cardionet*	17,680	104
Catamaran*	9,070	442
Cigna	6,720	487
Health Management Associates, Cl A*	16,410	258
McKesson	4,850	555
Omnicare	2,030	97
Universal Health Services, Cl B	4,230	283
Total Health care providers & services		3,844

Life sciences tools & services-3.5%
MAXIMUS	9,520	709
Total Life sciences tools & services		709

Personal Products-0.6%
Prestige Brands Holdings*	4,330	126
Total Personal Products		126

Pharmaceuticals-20.5%
AbbVie	16,270	673
ACADIA Pharmaceuticals*	8,150	148
Akorn*	11,320	153
DepoMed*	35,960	202
Dr. Reddy’s Laboratories ADR*	1,830	69
Impax Laboratories*	13,100	261
Merck	6,570	305
Roche Holding AG ADR	15,610	967
Salix Pharmaceuticals*	1,860	123
Sanofi ADR	6,280	323
Shire ADR	780	74
ViroPharma*	21,824	625
XenoPort*	4,360	22
Zoetis	8,100	250
Total Pharmaceuticals		4,195
Total Common stock (Cost $13,729)**		14,493

Call option contracts-0.2%
Stewart Enterprises, 8/13 at $10	99	30
Volcano, 10/13 at $20	35	3
Total Call option contracts (Cost $13)**		33

Put option contracts-0.1%
Pfizer, 7/13 at $29	167	18
Total Put option contracts (Cost $8)**		18

Cash equivalent - 0.4%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.010%^	78,828	79
Total Cash equivalent (Cost $79)**		79
Total Investments-71.8% (Cost $13,829)**		14,623
Segregated cash with brokers-76.4%		15,561

Securities sold short-(43.2)% (Proceeds $(8,424))**		(8,791)
Net Other assets (liabilities)-(5.0)%		(1,028)
Net Assets-100.0%		$20,365

*	Non-income producing security.
**	This number is listed in thousands.
^	Rate shown is the 7-day effective yield as of June 30, 2013.

ADR	- American Depositary Receipt
Cl	- Class

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of securities sold short

Turner Medical Sciences Long/Short Fund

June 30, 2013

		Value
	Shares	(000)
Common stock-25.9%
Biotechnology-3.9%
Alkermes	5,360	$154
Arena Pharmaceuticals	22,380	172
Clovis Oncology	2,740	184
ImmunoGen	5,510	91
Isis Pharmaceuticals	4,190	113
Portola Pharmaceuticals	3,506	86
Total Biotechnology		800

Health care equipment & supplies-8.3%
Becton Dickinson	1,040	103
Boston Scientific	11,290	105
C.R. Bard	1,410	153
DENTSPLY International	3,840	157
IDEXX Laboratories	2,350	211
Medtronic	3,260	168
Neogen	2,850	158
Quidel	5,960	152
Sirona Dental Systems	2,350	155
Stryker	2,940	190
Varian Medical Systems	1,870	126
Total Health care equipment & supplies		1,678

Health care providers & services-4.2%
AmerisourceBergen, Cl A	3,730	208
Fresenius Medical Care ADR	2,960	104
HMS Holdings	3,690	86
IPC The Hospitalist	2,010	103
LifePoint Hospitals	2,990	146
Stericycle	1,940	215
Total Health care providers & services		862

Health care technology-0.1%
Vocera Communications	1,760	26
Total Health care technology		26

Life sciences tools & services-2.0%
Thermo Fisher Scientific	2,300	195
Waters	2,120	212
Total Life sciences tools & services		407

Pharmaceuticals-7.4%
AstraZeneca ADR	5,620	266
Eli Lilly	5,230	257
Johnson & Johnson	5,880	505
Perrigo	590	71
Pfizer	14,400	403
Total Pharmaceuticals		1,502
Total Common stock (Proceeds $5,185)**		5,275

Exchange traded funds - 17.3%
CurrencyShares Euro Trust	2,950	380
Health Care Select Sector SPDR	26,160	1,246
iShares NASDAQ Biotechnology Index Fund	4,589	798
Market Vectors Biotech ETF	8,390	575
Market Vectors Pharmaceutical ETF	11,380	517
Total Exchange traded funds (Cost $3,239)**		3,516
Total Securities sold short-43.2% (Proceeds $8,424)**		$8,791

Percentages disclosed are based on total net assets of the Fund at June 30, 2013.

**	This number is listed in thousands.

ADR	- American Depositary Receipt
Cl	- Class
ETF	- Exchange Traded Fund

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of investments

Turner Spectrum Fund

June 30, 2013

		Value
	Shares	(000)
Common stock-72.5%
Consumer discretionary-9.6%
Adidas AG^	11,520	$1,245
American Axle & Manufacturing Holdings*	106,740	1,989
Ann*	165,300	5,488
Apollo Group, Cl A*	52,740	935
Chipotle Mexican Grill*	2,050	747
Crimson Wine Group*	155,870	1,327
Dex Media* §	410,860	7,219
Fifth & Pacific*	155,952	3,484
Francesca’s Holdings* §	92,288	2,565
Las Vegas Sands§	61,070	3,232
Lear	12,960	784
Lennar, Cl A	72,660	2,619
LIN TV, Cl A*	191,530	2,930
M/I Homes* §	52,600	1,208
Melco Crown (Philippines) Resorts*	6,149,311	1,182
Michael Kors Holdings* §	54,420	3,375
O’Reilly Automotive*	10,700	1,205
Priceline.com* §	2,750	2,275
PVH	8,170	1,022
Red Robin Gourmet Burgers* §	46,010	2,539
SHFL entertainment* §	70,620	1,251
Shutterfly*	18,960	1,058
Sinclair Broadcast Group§	252,360	7,413
Standard Pacific*	179,160	1,492
Starbucks	21,670	1,419
Taylor Morrison Home, Cl A*	86,080	2,099
Tenneco*	23,460	1,062
Volkswagen AG^	9,395	1,826
Walt Disney	21,160	1,336
WPP^	61,250	1,047
Total Consumer discretionary		67,373

Consumer staples-1.4%
B&G Foods, Cl A§	123,300	4,198
Beam	31,550	1,991
Cosan	77,160	1,247
Hershey	18,770	1,676
Prestige Brands Holdings*	19,880	579
Total Consumer staples		9,691

Energy-7.7%
Anadarko Petroleum§	56,360	4,843
Cabot Oil & Gas	31,260	2,220
Cameron International*	26,550	1,624
Cobalt International Energy* §	250,600	6,658
Concho Resources* §	83,642	7,004
Energy XXI (Bermuda)§	102,521	2,274
EOG Resources	24,180	3,184
Gulfport Energy*	71,110	3,347
Halliburton	51,830	2,162
Lekoil*	1,257,570	746
Occidental Petroleum	16,590	1,480
Ophir Energy*^	938,492	5,102
Petroleum Geo-Services^	147,870	1,806
Rosetta Resources* §	84,080	3,575
SemGroup, Cl A§	67,280	3,624
Southwestern Energy* §	120,540	4,403
Total Energy		54,052

Financials-17.5%
Affiliated Managers Group* §	46,830	7,677
AIA Group^	874,263	3,683
Allstate§	37,050	1,783
American Tower	33,500	2,451
AvalonBay Communities	19,320	2,606
Banco do Brasil SA	272,920	2,702
Bank of the Ozarks§	58,389	2,530
Brown & Brown§	62,540	2,016
Bryn Mawr Bank	47,970	1,148
Cardtronics*	103,503	2,857
CBRE Group*	91,130	2,129
Citigroup§	103,630	4,971
Countrywide*	278,421	2,138
Credito Real SA de CV*	1,118,387	1,856
Discover Financial Services§	227,640	10,846
Education Realty Trust§	203,080	2,078
Employers Holdings	79,800	1,951
Evercore Partners	53,470	2,100
Fortegra Financial* §	265,299	1,823
Heritage Oaks Bancorp*	160,611	991
Hersha Hospitality Trust	183,280	1,034
Infinity Property & Casualty	20,247	1,210
Intact Financial	66,100	3,725
IntercontinentalExchange* §	33,985	6,041
Invesco§	78,510	2,497
Markel* §	7,406	3,903
MetLife§	91,370	4,181
MetroCorp Bancshares	62,379	609
Metropolitan Bank & Trust^	509,020	1,303
Nelnet§	94,860	3,423
Ocwen Financial* §	191,205	7,881
OmniAmerican Bancorp*	95,685	2,108
Portfolio Recovery Associates*	12,970	1,993
ProAssurance§	71,810	3,746
SCBT Financial	35,120	1,770
Signature Bank* §	30,440	2,527
State Street	38,570	2,515
Strategic Hotel Capital*	234,210	2,075
Swedbank AB, A Shares^	119,514	2,739
Tetragon Financial Group^	160,600	1,753
Tower Group International§	212,100	4,350
Zions Bancorp	34,850	1,006
Total Financials		122,725

Health care-15.3%
AbbVie§	94,279	3,897
ACADIA Pharmaceuticals*	73,480	1,334
Air Methods§	154,044	5,219
Akorn*	57,530	778
Align Technology* §	93,340	3,457
Analogic§	75,046	5,466
ArthroCare* §	106,562	3,680
Aveo Phamaceuticals*	103,630	259
Baxter International	79,290	5,492
Biogen Idec* §	14,600	3,142
BioMarin Pharmaceuticals* §	25,090	1,400
Bluebird Bio*	20,310	507
Bristol-Myers Squibb§	111,420	4,979
Cardinal Health§	65,490	3,091

		Value
	Shares	(000)
Cardionet*	185,130	$1,092
Catamaran* §	52,361	2,551
Cepheid* §	108,300	3,728
Cigna	47,950	3,476
Cooper	3,560	424
Cubist Pharmaceuticals* §	73,075	3,530
Cyberonics*	40,740	2,117
Cynosure, Cl A*	33,470	870
DepoMed*	183,090	1,027
Dr. Reddy’s Laboratories ADR*	11,700	442
Gilead Sciences* §	54,200	2,776
Health Management Associates, Cl A*	193,530	3,042
Impax Laboratories*	70,210	1,401
InterMune*	33,150	319
Ironwood Pharmaceuticals*	40,920	407
Mazor Robotics ADR*	16,080	230
McKesson§	25,250	2,891
Merck	33,180	1,541
Neurocrine Biosciences* §	158,759	2,124
NPS Pharmaceuticals* §	357,750	5,402
Omnicare	9,680	462
Onyx Pharmaceuticals*	12,610	1,095
Pharmacyclics*	16,040	1,275
Prothena*	1,416	18
QLT*	49,641	218
Receptos*	15,520	309
Roche Holding AG ADR§	99,060	6,127
Salix Pharmaceuticals*	9,390	621
Sanofi ADR	37,320	1,922
Shire ADR§	4,640	441
Synageva BioPharma*	7,590	319
Team Health Holdings* §	100,340	4,121
Theravance*	24,680	951
Universal Health Services, Cl B	44,560	2,984
ViroPharma* §	110,809	3,175
XenoPort*	20,430	101
Zoetis	41,130	1,271
Total Health care		107,501

Industrials-7.6%
AMETEK	108,140	4,574
Belden	38,350	1,915
CAI International* §	118,770	2,799
Canadian Pacific Railway	15,610	1,895
Eaton PLC	33,730	2,220
First Solar*	28,520	1,276
Fortune Brands Home & Security§	26,290	1,018
Honeywell International§	23,190	1,840
Huron Consulting Group* §	101,050	4,673
KBR	52,410	1,703
Kirby*	20,720	1,648
Louis XIII Holdings*^	4,509,400	3,494
Macquarie Infrastructure§	109,820	5,870
Middleby*	12,370	2,104
Old Dominion Freight Line* §	117,160	4,876
Pentair	31,020	1,790
Ply Gem Holdings*	36,310	728
Providence Resources*	117,970	963
Quanta Services* §	156,670	4,145
Union Pacific§	27,240	4,203
Total Industrials		53,734

Information technology-8.3%
Alliance Data Systems*	11,850	2,145
Avago Technologies	34,530	1,291
Broadcom, Cl A	59,820	2,020
Cavium*	37,540	1,328
Cisco Systems§	121,900	2,963
Citrix Systems*	16,950	1,023
Digimarc§	157,776	3,277
eBay* §	38,620	1,997
EMC	53,260	1,258
Facebook, Cl A* §	220,630	5,485
Google, Cl A*	2,810	2,474
Informatica*	33,780	1,182
Manhattan Associates* §	40,110	3,095
MAXIMUS§	103,660	7,720
Microsoft	36,840	1,272
Millennial Media*	182,840	1,593
OSI Systems* §	24,132	1,555
ServiceNow*	25,350	1,024
Trimble Navigation*	74,740	1,944
Tyler Technologies* §	61,400	4,209
Visa, Cl A§	31,470	5,750
Wex* §	33,800	2,592
Yandex NV*	51,530	1,424
Total Information technology		58,621

Materials-4.9%
American Vanguard	58,934	1,381
Augusta Resource*	377,490	793
Augusta Resource*	70,962	151
Capstone Mining*	972,300	1,655
CF Industries Holdings§	6,930	1,188
Commercial Metals	93,670	1,384
Constellium NV, Cl A* §	177,580	2,868
Eastman Chemical	16,960	1,187
KapStone Paper & Packaging	47,390	1,904
Lyondellbasell Industries NV, Cl A	86,580	5,737
Methanex	59,015	2,525
PetroLogistics	159,412	2,112
Rockwood Holdings§	107,570	6,888
Silver Wheaton	53,340	1,049
SilverCrest Mines*	200,434	275
Westlake Chemical§	33,780	3,257
Total Materials		34,354

Telecommunication services-0.2%
SBA Communications, Cl A* §	18,190	1,348
Total Telecommunication services		1,348
Total Common stock (Cost $476,742)**		509,399

Preferred Stock-0.0%
Consumer discretionary-0.0%
Volkswagen, Preferred Shares^	750	151
Total Preferred stock (Cost $161)**		151

Call option contracts-0.1%
Cliffs Natural Resource, 7/13 at $24	801	1

	Contracts/	Value
	Shares	(000)
Cobalt International Energy, 1/14 at $27.5	1,600	527
Stewart Enterprises, 8/13 at $10	462	139
Volcano, 10/13 at $20	164	16
Total Call option contracts (Cost $642)**		$683

Put option contracts-0.2%
Apache, 7/13 at $82.5	1,352	176
Chesapeake Energy, 8/13 at $19	5,167	289
ConocoPhillips, 8/13 at $60	1,932	309
Consumer Staples Select Sector SPDR Fund, 9/13 at $38	1,279	69
Devon Energy, 8/13 at $52.5	1,061	246
E.I. du Pont de Nemours, 7/13 at $52.5	1,577	150
Market Vectors Oil Service ETF, 7/13 at $43	1,105	105
Materials Select Sector SPDR Trust, 9/13 at $39	1,189	206
Pfizer, 7/13 at $29	845	91
Total Put option contracts (Cost $1,766)**		1,641

Cash equivalent - 27.5%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.010%‡ §	193,483,006	193,483
Total Cash equivalent (Cost $193,483)**		193,483
Total Investments-100.3% (Cost $672,794)**		705,357

Segregated cash with brokers-49.1%		345,710
Securities sold short-(46.7)% (Proceeds $(330,913))**		(328,369)
Written Option Contracts-0.0% (Proceeds $(367))**		(368)
Net Other assets (liabilities)-(2.7)%		(18,896)
Net Assets-100.0%		$703,434

*	Non-income producing security.
**	This number is listed in thousands.
^

Security fair valued using procedures established by the Fair Value Committee for foreign securities due to price movements in the market which exceed established thresholds.  As of June 30, 2013, the total market value of these securities was $24,149**, representing 3.4% of Net Assets.

§	All or a portion of the shares have been committed as collateral for open short positions and open written option contacts.
‡	Rate shown is the 7-day effective yield as of June 30, 2013.

ADR	- American Depositary Receipt
Cl	- Class
ETF	- Exchange Traded Fund

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of securities sold short

Turner Spectrum Fund

June 30, 2013

		Value
	Shares	(000)
Common stock-36.2%
Consumer discretionary-6.0%
Buckle	50,670	$2,636
Daimler AG, Registered Shares ^	26,100	1,575
Foot Locker	32,143	1,129
Hanesbrands	24,387	1,254
Hennes & Mauritz AB, B Shares ^	30,400	1,001
Hyatt Hotels, Cl A	119,680	4,831
Johnson Controls	60,420	2,162
L Brands	29,590	1,457
M.D.C Holdings	63,102	2,051
Netflix	4,550	960
NVR	2,860	2,637
Omnicom Group	24,080	1,514
Panera Bread, Cl A	4,640	863
Royal Caribbean Cruises	23,310	777
SodaStream International	14,630	1,063
Target	71,240	4,907
Thomson Reuters	144,770	4,715
Time Warner	35,430	2,049
Tupperware Brands	32,060	2,491
Under Armour, Cl A	13,070	780
Viacom, Cl B	17,270	1,175
Total Consumer discretionary		42,027

Consumer staples-1.1%
Coca-Cola Enterprises	28,270	994
McCormick	14,240	1,002
McDonald’s	9,710	961
Remy Cointreau ^	16,060	1,704
Spectrum Brands Holdings	21,270	1,210
Walgreen	39,600	1,750
Total Consumer staples		7,621

Energy-2.7%
Approach Resources	72,280	1,776
Encana	187,730	3,180
Northern Oil & Gas	84,817	1,131
Oasis Petroleum	75,230	2,924
Pioneer Natural Resources	24,850	3,598
Ultra Petroleum	54,210	1,074
Valero Energy	21,970	764
Whiting Petroleum	33,930	1,564
Williams Partners	62,720	3,236
Total Energy		19,247

Financials-9.7%
AON	36,190	2,329
Apartment Investment & Management, Cl A	95,580	2,871
Assurant	58,670	2,987
Banco Bilbao Vaizcaya-Argentari ADR	298,740	2,512
Banco Bradesco SA ADR	109,188	1,421
Bank of America	235,280	3,026
Blackhawk Network Holdings	48,400	1,123
BlackRock	3,910	1,004
Capital One Financial	55,730	3,500
China Minsheng Banking ^	1,616,896	1,575
Cincinnati Financial	82,106	3,769
Cohen & Steers	105,600	3,588
Comerica	59,150	2,356
Digital Realty Trust	22,630	1,380
First Republic Bank	55,340	2,129
Grupo Financiero Banorte SAB de CV, Cl O	329,713	1,970
Health Care REIT	25,000	1,676
Home Capital Group	52,460	2,771
Host Hotels & Resorts	166,730	2,813
Janus Capital Group	304,710	2,593
Jones Lang LaSalle	29,650	2,702
Lazard, Cl A	63,750	2,050
Legg Mason	187,080	5,800
Progressive	206,684	5,254
Royal Bank of Scotland Group ^	569,210	2,362
SL Green Realty	29,610	2,611
Total Financials		68,172

Health care-4.8%
Alkermes	28,640	821
AmerisourceBergen, Cl A	21,510	1,201
Arena Pharmaceuticals	281,720	2,169
AstraZeneca ADR	32,920	1,557
Becton Dickinson	5,290	523
Boston Scientific	57,380	532
C.R. Bard	7,150	777
Clovis Oncology	27,580	1,847
DENTSPLY International	19,340	792
Eli Lilly	26,380	1,296
Fresenius Medical Care ADR	14,950	527
HMS Holdings	44,930	1,047
IDEXX Laboratories	11,830	1,062
ImmunoGen	25,810	428
IPC The Hospitalist	12,490	641
Isis Pharmaceuticals	21,040	565
Johnson & Johnson	33,450	2,872
LifePoint Hospitals	29,180	1,425
Medtronic	20,420	1,051
Mettler-Toledo International	6,340	1,276
Neogen	18,000	1,000
Perrigo	3,030	367
Pfizer	116,190	3,255
Portola Pharmaceuticals	17,687	435
Quidel	33,170	847
Sirona Dental Systems	11,920	785
Stryker	16,920	1,094
Thermo Fisher Scientific	13,240	1,121
Varian Medical Systems	22,400	1,511
Vocera Communications	8,070	119
Waters	10,710	1,072
Total Health care		34,015

Industrials-5.3%
3M	6,890	753
Atlas Air Worldwide Holdings	42,610	1,865
CSX	141,730	3,287
Emerson Electric	86,790	4,734
Fastenal	30,980	1,420
GrafTech International	128,680	937
Hub Group, Cl A	59,810	2,178
Kennametal	78,540	3,050
Knight Transportation	189,030	3,179
Landstar System	42,590	2,193

		Value
	Shares	(000)
Manitowoc	41,711	$747
Norfolk Southern	40,040	2,909
SGL Carbon SE ^	29,130	925
Southwest Airlines	150,860	1,945
Stericycle	9,780	1,080
Textron	98,280	2,560
Werner Enterprises	145,300	3,512
Total Industrials		37,274

Information technology-2.8%
Accenture PLC	19,060	1,372
Advanced Energy Industries	78,040	1,359
Bankrate	122,050	1,753
Electronic Arts	27,120	623
Equinix	5,300	979
F5 Networks	8,010	551
Fiserv	11,570	1,011
Global Payments	57,820	2,677
International Business Machines	8,210	1,569
OpenTable	9,070	580
SAP AG ADR	12,310	897
Tech Data	27,220	1,282
Texas Instruments	46,030	1,605
TriQuint Semiconductor	117,260	813
Western Union	154,210	2,638
Total Information technology		19,709

Materials-3.2%
Air Products & Chemicals	32,630	2,988
Alcoa	249,110	1,948
Allegheny Technologies	33,010	868
Aluminum Corp. of China, H Shares ^	1,586,040	504
AngloGold ADR	40,570	580
AptarGroup	24,340	1,344
Barrick Gold	97,060	1,528
Century Aluminum	79,120	734
Compass Minerals International	19,287	1,630
E.I. du Pont de Nemours	105,730	5,551
Globe Specialty Metals	64,170	698
Gold Fields SP ADR	188,080	987
Goldcorp	24,170	598
HudBay Minerals	154,810	1,025
Mosaic	14,950	804
Schnitzer Steel Industries, Cl A	36,880	862
Total Materials		22,649

Utilities-0.6%
Hong Kong & China Gas ^	923,021	2,253
National Fuel Gas	28,770	1,667
Total Utilities		3,920
Total Common stock (Proceeds $260,959)**		254,634

Exchange traded funds-10.5%
CurrencyShares Euro Trust	19,060	2,457
Health Care Select Sector SPDR	152,930	7,281
iShares NASDAQ Biotechnology Index Fund	25,801	4,486
iShares Russell 2000 Growth Index Fund	81,660	9,106
iShares Russell 2000 Index Fund	76,500	7,433
Market Vectors Agribusiness ETF	60,790	3,112
Market Vectors Biotech ETF	64,382	4,411
Market Vectors Oil Service ETF	50,730	2,170
Market Vectors Pharmaceutical ETF	57,390	2,610
Market Vectors Semiconductor ETF	20,140	759
SPDR S&P 500 ETF Trust	27,730	4,437
SPDR S&P Oil & Gas Exploration & Production ETF	25,680	1,494
Vanguard Small-Cap ETF	127,810	11,977
Vanguard Small-Cap Growth ETF	116,590	12,002
Total Exchange traded funds (Proceeds $69,954)**		73,735
Total Securities sold short-46.7% (Proceeds $330,913)**		$328,369

Percentages disclosed are based on total net assets of the Fund at June 30, 2013.

**	This number is listed in thousands.
^

Security fair valued using procedures established by the Fair Value Committee for foreign securities due to price movements in the market which exceed established thresholds.  As of June 30, 2013, the total market value of these securities was $11,899**, representing 1.7% of Net Assets.

ADR	- American Depositary Receipt
Cl	- Class
ETF	- Exchange Traded Fund

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of open written option contracts

Turner Spectrum Fund

June 30, 2013

		Value
	Contracts	(000)
Written option contracts-0.0%
Written call option contracts-0.0%
Cobalt International Energy, 1/14 at $35	1,600	$176
Total Written call option contracts (Premiums received $124)**		176

Written option contracts-0.0%

Written put option contracts-0.0%
Cobalt International Energy, 1/14 at $20	1,600	192
Total Written put option contracts (Premiums received $243)**		192
Total Written option contracts (Premiums received $367)**		$368

Percentages disclosed are based on total net assets of the Fund at June 30, 2013.

**	This number is listed in thousands.

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of investments

Turner Titan Fund

June 30, 2013

		Value
	Shares	(000)
Common stock-94.4%
Consumer discretionary-19.1%
Adidas AG^	5,020	$543
Ann*	16,980	564
Fifth & Pacific*	20,160	450
Las Vegas Sands	14,160	749
Lear	5,610	339
Michael Kors Holdings* §	21,840	1,356
O’Reilly Automotive*	4,630	521
Priceline.com*	1,190	984
PVH	3,530	441
Starbucks	9,370	614
Volkswagen AG ^	4,060	789
Walt Disney	9,090	574
WPP^	24,670	422
Total Consumer discretionary		8,346

Consumer staples-3.6%
Beam	13,650	862
Hershey	8,080	721
Total Consumer staples		1,583

Energy-9.0%
Cobalt International Energy*	29,190	776
Concho Resources* §	10,100	846
Halliburton	22,240	927
Occidental Petroleum	7,180	641
Southwestern Energy* §	21,000	767
Total Energy		3,957

Financials-15.4%
Affiliated Managers Group*	4,900	803
Allstate	16,040	772
Citigroup§	11,470	550
Discover Financial Services	43,950	2,094
IntercontinentalExchange*	5,590	994
MetLife	9,740	446
State Street	9,790	638
Zions Bancorp	15,090	436
Total Financials		6,733

Health care-11.7%
ACADIA Pharmaceuticals*	12,800	232
Baxter International	13,270	919
Biogen Idec*	3,000	646
Bristol-Myers Squibb	13,950	623
Cigna	6,100	442
Gilead Sciences* §	23,560	1,208
Roche Holding AG ADR	8,090	500
Universal Health Services, Cl B	8,500	569
Total Health care		5,139

Industrials-9.1%
AMETEK	20,790	879
Eaton PLC	13,360	879
Honeywell International	10,070	799
Pentair	13,430	775
Union Pacific	4,140	639
Total Industrials		3,971

Information technology-24.1%
Avago Technologies	14,850	555
Broadcom, Cl A§	25,750	869
Cavium*	15,270	540
Cisco Systems§	52,710	1,281
Citrix Systems*	7,340	443
eBay* §	16,580	858
EMC	23,140	547
Facebook, Cl A* §	68,530	1,703
Google, Cl A* §	1,210	1,065
Informatica*	14,670	513
Microsoft	15,950	551
ServiceNow*	10,960	443
Visa, Cl A§	3,580	654
Yandex NV*	20,660	571
Total Information technology		10,593

Materials-1.2%
Lyondellbasell Industries NV, Cl A	8,050	533
Total Materials		533

Telecommunication services-1.2%
SBA Communications, Cl A* §	7,190	533
Total Telecommunication services		533
Total Common stock (Cost $39,464)**		41,388

Cash equivalent - 2.3%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.010%‡ §	994,432	994
Total Cash equivalent (Cost $994)**		994

Total Investments-96.7% (Cost $40,458)**		42,382

Segregated cash with brokers-58.6%		25,660

Securities sold short-(57.1)% (Proceeds $(25,253))**		(25,009)
Net Other assets (liabilities)-1.8%		778
Net Assets-100.0%		$43,811

*	Non-income producing security.
**	This number is listed in thousands.
^

Security fair valued using procedures established by the Fair Value Committee for foreign securities due to price movements in the market which exceed established thresholds.  As of June 30, 2013, the total market value of these securities was $1,754**, representing 4.0% of Net Assets.

§	All or a portion of the shares have been committed as collateral for open short positions.
‡	Rate shown is the 7-day effective yield as of June 30, 2013.

ADR	- American Depositary Receipt
Cl	- Class

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of securities sold short

Turner Titan Fund

June 30, 2013

		Value
	Shares	(000)
Common stock-46.1%
Consumer discretionary-11.2%
Daimler AG, Registered Shares ^	10,349	$625
Hyatt Hotels, Cl A	18,850	762
Johnson Controls	9,230	330
Omnicom Group	10,340	650
Panera Bread, Cl A	2,000	372
Royal Caribbean Cruises	10,090	336
Target	9,432	649
Tupperware Brands	4,550	353
Under Armour, Cl A	5,660	338
Viacom, Cl B	7,410	504
Total Consumer discretionary		4,919

Consumer staples-2.8%
Coca-Cola Enterprises	12,140	427
McCormick	6,190	435
Walgreen	7,780	344
Total Consumer staples		1,206

Energy-2.5%
Pioneer Natural Resources	2,380	345
Ultra Petroleum	21,420	424
Valero Energy	9,510	331
Total Energy		1,100

Financials-5.6%
Bank of America	26,100	336
Capital One Financial	8,060	506
Cohen & Steers	9,700	330
Comerica	13,540	539
Legg Mason	7,030	218
Progressive	21,040	535
Total Financials		2,464

Health care-3.7%
LifePoint Hospitals	5,220	255
Mettler-Toledo International	2,500	503
Pfizer	18,790	526
Varian Medical Systems	4,710	318
Total Health care		1,602

Industrials-6.8%
3M	2,970	325
CSX	14,170	329
Emerson Electric	13,750	750
Kennametal	9,900	384
Manitowoc	16,796	301
Southwest Airlines	36,800	474
Textron	16,140	420
Total Industrials		2,983

Information technology-10.1%
Advanced Energy Industries	12,530	218
Bankrate	20,150	289
Electronic Arts	11,730	269
Equinix	1,210	224
F5 Networks	3,440	237
Fiserv	5,010	438
International Business Machines	3,570	682
OpenTable	3,890	249
SAP AG ADR	5,320	387
Tech Data	9,890	466
Texas Instruments	18,240	636
TriQuint Semiconductor	50,390	349
Total Information technology		4,444

Materials-3.4%
E.I. du Pont de Nemours	16,370	860
Goldcorp	10,480	259
Mosaic	6,490	349
Total Materials		1,468
Total Common stock (Proceeds $20,553)**		20,186

Exchange traded funds-11.0%
Health Care Select Sector SPDR	9,120	434
iShares Russell 2000 Growth Index Fund	9,220	1,028
Market Vectors Biotech ETF	6,990	479
Market Vectors Semiconductor ETF	8,700	328
SPDR S&P 500 ETF Trust	11,940	1,911
SPDR S&P Oil & Gas Exploration & Production ETF	11,050	643
Total Exchange traded funds (Proceeds $4,700)**		4,823
Total Securities sold short-57.1% (Proceeds $25,253)**		$25,009

Percentages disclosed are based on total net assets of the Fund at June 30, 2013.

**	This number is listed in thousands.
^

Security fair valued using procedures established by the Fair Value Committee for foreign securities due to price movements in the market which exceed established thresholds.  As of June 30, 2013, the total market value of these securities was $625**, representing 1.4% of Net Assets.

ADR	- American Depositary Receipt
Cl	- Class
ETF	- Exchange Traded Fund

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of investments

Turner All Cap Growth Fund

June 30, 2013

		Value
	Shares	(000)
Common stock-99.9%†
Consumer discretionary-23.3%
Dunkin’ Brands Group	7,130	$305
Fifth & Pacific*	12,740	285
Fossil*	3,160	326
HomeAway*	11,380	368
LinkedIn, Cl A*	4,370	779
Michael Kors Holdings*	10,220	634
Ralph Lauren	3,500	608
Wynn Resorts	4,560	584
Total Consumer discretionary		3,889

Consumer staples-3.3%
Beam	8,610	543
Total Consumer staples		543

Energy-3.2%
Cobalt International Energy*	9,990	265
Schlumberger	3,770	271
Total Energy		536

Financials-11.4%
Affiliated Managers Group*	3,390	556
CBRE Group*	24,850	580
IntercontinentalExchange# *	4,340	772
Total Financials		1,908

Health care-11.7%
Biogen Idec*	1,110	239
Catamaran*	9,320	454
Gilead Sciences*	7,010	359
Regeneron Pharmaceuticals*	1,960	441
Roche Holding AG ADR	7,430	459
Total Health care		1,952

Information technology-42.2%
Apple	1,690	669
Avago Technologies	22,010	822
Cavium*	21,620	764
CDW Corp. of Delaware*	30,000	559
eBay*	9,360	484
Imagination Technologies Group* ^	37,560	164
JDS Uniphase*	16,090	231
Maxim Integrated Products	4,450	124
Monolithic Power Systems	19,240	464
NXP Semiconductors*	21,890	678
Peregrine Semiconductor# *	57,910	632
QLIK Technologies*	17,120	484
ServiceNow*	7,020	284
Splunk*	3,770	175
Visa, Cl A	2,690	492
Total Information technology		7,026

Materials-1.9%
Eastman Chemical	4,430	310
Total Materials		310

Telecommunication services-2.9%
SBA Communications, Cl A*	6,610	490
Total Telecommunication services		490
Total Common stock (Cost $14,949)**		$16,654

Cash equivalent - 9.7%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.010%‡ (1)	1,619,129	1,619
Total Cash equivalent (Cost $1,619)**		1,619
Total Investments-109.6% (Cost $16,568)**		18,273
Net Other assets (liabilities)-(9.6)%		(1,597)
Net Assets-100.0%		$16,676

*	Non-income producing security.
**	This number is listed in thousands.
^

Security fair valued using procedures established by the Fair Value Committee for foreign securities due to price movements in the market which exceed established thresholds.  As of June 30, 2013, the total market value of these securities was $164**, representing 1.0% of Net Assets.

#	Security fully or partially on loan at June 30, 2013. The total value of securities on loan at June 30, 2013 was $1,444**. Certain of these securities may have been sold prior to period end.
(1)	A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at June 30, 2013 was $1,487**.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Rate shown is the 7-day effective yield as of June 30, 2013.

ADR	- American Depositary Receipt
Cl	- Class

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of investments

Turner Emerging Growth Fund

June 30, 2013

		Value
	Shares	(000)
Common stock-94.9%
Consumer discretionary-20.2%
Aeropostale*	46,660	$644
American Axle & Manufacturing Holdings*	142,290	2,651
Ann*	192,490	6,391
Asbury Automotive Group*	50,449	2,023
Buffalo Wild Wings*	27,460	2,695
Children’s Place Retail Stores*	42,480	2,328
Cracker Barrel Old Country Store	73,900	6,994
Dorman Products	16,180	738
E.W. Scripps*	98,500	1,535
Entravision Communications, Cl A*	146,130	899
ITT Educational Services*	54,010	1,318
Krispy Kreme Doughnuts*	77,577	1,354
Meritage Homes*	28,020	1,215
Movado Group	34,439	1,165
Multimedia Games Holdings*	57,191	1,491
Oxford Industries	38,333	2,392
Red Robin Gourmet Burgers*	38,880	2,145
SHFL entertainment*	136,470	2,417
Shutterfly*	41,470	2,314
Vitamin Shoppe*	91,629	4,109
Total Consumer discretionary		46,818

Consumer staples-8.8%
B&G Foods, Cl A	136,110	4,636
Boston Beer, Cl A# *	18,160	3,099
Nexstar Broadcasting Group	128,520	4,557
Susser Holdings*	47,314	2,265
TreeHouse Foods*	27,727	1,817
United Natural Foods*	74,058	3,998
Total Consumer staples		20,372

Energy-6.8%
Bonanza Creek Energy*	59,020	2,093
Diamondback Energy*	112,660	3,754
EPL Oil & Gas*	60,170	1,767
Kodiak Oil & Gas*	187,500	1,667
PDC Energy*	20,230	1,041
Rex Energy*	248,620	4,370
SunPower# *	48,410	1,002
Total Energy		15,694

Financials-6.5%
Campus Crest Communities	79,170	914
Cardtronics*	98,429	2,717
Education Realty Trust	95,475	977
Home Loan Servicing Solutions	115,990	2,780
OFG Bancorp	111,400	2,017
Sovran Self Storage	14,930	967
Stewart Information Services	61,690	1,616
Sun Communities	28,900	1,438
Umpqua Holdings	111,380	1,672
Total Financials		15,098

Health care-19.2%
Acadia Healthcare*	72,450	2,396
ACADIA Pharmaceuticals# *	78,296	1,421
Aegerion Pharmaceuticals*	37,880	2,399
Air Methods	122,760	4,160
Akorn*	139,300	1,883
Analogic	56,180	4,093
ArthroCare*	87,408	3,018
BioScrip*	102,790	1,696
Cardionet*	195,840	1,155
Cyberonics*	68,844	3,578
Cynosure, Cl A*	56,870	1,477
Emeritus*	36,360	843
Enanta Pharmaceuticals*	54,440	964
Endologix*	35,200	467
Molina Healthcare*	82,580	3,070
Neurocrine Biosciences*	104,762	1,402
NPS Pharmaceuticals*	127,270	1,922
PAREXEL International*	28,804	1,323
Proto Labs*	31,637	2,055
QLT*	31,945	140
Receptos*	69,520	1,383
Santarus*	122,770	2,584
Sarepta Therapeutics*	28,760	1,094
Total Health care		44,523

Industrials-13.7%
Chart Industries*	30,968	2,914
Copa Holdings, Cl A	32,491	4,260
EnPro Industries*	37,730	1,915
Genesee & Wyoming, Cl A*	19,905	1,689
Huron Consulting Group*	146,591	6,779
Louis XIII Holdings* ^	1,732,378	1,342
Middleby*	38,033	6,469
On Assignment*	112,340	3,002
Primoris Services	58,010	1,144
Trex*	22,535	1,070
WageWorks*	34,090	1,174
Total Industrials		31,758

Information technology-17.1%
ANSYS*	32,890	2,404
Bottomline Technologies*	71,282	1,803
CalAmp*	16,480	241
Callidus Software*	26,052	172
Coherent	34,954	1,925
Diodes*	59,390	1,542
Electronics for Imaging*	140,300	3,969
Heartland Payment Systems#	53,740	2,002
Imperva*	49,250	2,218
Interactive Intelligence Group*	18,060	932
Manhattan Associates*	38,430	2,965
Methode Electronics	34,590	588
Monolithic Power Systems	89,180	2,150
Monotype Imaging Holdings	61,730	1,569
NETGEAR*	67,830	2,072
OSI Systems*	47,550	3,063
QIWI ADR*	20,587	478
SPS Commerce*	12,820	705
Synchronoss Technologies*	83,220	2,569
Tyler Technologies*	63,750	4,369
Web.com Group*	67,770	1,735
Total Information technology		39,471

Materials-2.0%
KapStone Paper & Packaging	104,670	4,206
Rentech Nitrogen Partners#	11,631	342

		Value
	Shares	(000)
Total Materials		$4,548

Utilities-0.6%
Artesian Resources, Cl A	36,125	804
RADWARE*	46,230	638
Total Utilities		1,442
Total Common stock (Cost $151,751)**		219,724

Cash equivalent - 9.4%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.010%‡ (1)	21,683,275	21,683
Total Cash equivalent (Cost $21,683)**		21,683
Total Investments-104.3% (Cost $173,434)**		241,407
Net Other assets (liabilities)-(4.3)%		(10,016)
Net Assets-100.0%		$231,391

*	Non-income producing security.
**	This number is listed in thousands.
^

Security fair valued using procedures established by the Fair Value Committee for foreign securities due to price movements in the market which exceed established thresholds.  As of June 30, 2013, the total market value of these securities was $1,342**, representing 0.6% of Net Assets.

#	Security fully or partially on loan at June 30, 2013. The total value of securities on loan at June 30, 2013 was $6,581**. Certain of these securities may have been sold prior to period end.
(1)	A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at June 30, 2013 was $6,688**.
‡	Rate shown is the 7-day effective yield as of June 30, 2013.

Cl	- Class

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of investments

Turner Large Growth Fund

June 30, 2013

		Value
	Shares	(000)
Common stock-97.0%†
Consumer discretionary-20.5%
Amazon.com*	10,040	$2,788
Chipotle Mexican Grill*	2,360	860
Comcast, Cl A	44,890	1,880
Home Depot	26,970	2,089
Las Vegas Sands	28,430	1,505
Lennar, Cl A	53,040	1,912
Liberty Global, Cl A*	22,150	1,641
Michael Kors Holdings*	30,010	1,861
Ralph Lauren	7,285	1,266
Starbucks	29,080	1,904
Walt Disney	31,660	1,999
Total Consumer discretionary		19,705

Consumer staples-5.5%
Beam	9,900	625
Colgate-Palmolive	46,050	2,638
Estee Lauder, Cl A	27,090	1,782
Whole Foods Market	4,698	242
Total Consumer staples		5,287

Energy-4.1%
Cobalt International Energy*	28,780	765
Concho Resources*	15,778	1,321
Schlumberger	25,930	1,858
Total Energy		3,944

Financials-6.5%
Affiliated Managers Group*	7,970	1,307
American Tower	15,170	1,110
CBRE Group*	56,010	1,308
Citigroup	31,710	1,521
IntercontinentalExchange*	5,810	1,033
Total Financials		6,279

Health care-12.4%
Abbott Laboratories	58,920	2,055
Biogen Idec*	10,110	2,176
Bristol-Myers Squibb	43,760	1,956
Catamaran*	18,290	891
Cerner*	11,230	1,079
Gilead Sciences*	47,230	2,418
HCA Holdings	36,580	1,319
Total Health care		11,894

Health Care-1.4%
Quintiles Transnational Holdings*	30,760	1,309
Total Health Care		1,309

Industrials-6.2%
AMETEK	45,130	1,909
Canadian Pacific Railway	8,500	1,032
Pentair	21,500	1,240
Precision Castparts	7,820	1,767
Total Industrials		5,948

Information technology-37.6%
Amphenol	7,480	583
Apple	20,980	8,309
ASML Holding, NY Shares	9,160	725
Cavium*	26,800	948
Cisco Systems	67,200	1,634
eBay*	32,405	1,676
Facebook, Cl A*	89,360	2,221
Google, Cl A*	4,775	4,203
Intel	80,660	1,954
JDS Uniphase*	48,370	696
NXP Semiconductors*	50,840	1,575
Qualcomm	23,645	1,444
Salesforce.com*	41,390	1,580
ServiceNow*	20,170	815
Splunk*	18,520	859
Stratasys*	17,450	1,461
Tableau Software, Cl A*	7,560	419
Trimble Navigation*	28,710	747
Visa, Cl A	16,550	3,025
Workday, Cl A*	17,190	1,102
Total Information technology		35,976

Materials-2.8%
Methanex	17,640	755
Monsanto	19,505	1,927
Total Materials		2,682
Total Common stock (Cost $87,963)**		93,024

Cash equivalent - 2.8%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.010%^	2,730,381	2,730
Total Cash equivalent (Cost $2,730)**		2,730
Total Investments-99.8% (Cost $90,693)**		95,754
Net Other assets (liabilities)-0.2%		166
Net Assets-100.0%		$95,920

*	Non-income producing security.
**	This number is listed in thousands.
^	Rate shown is the 7-day effective yield as of June 30, 2013.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl	- Class
NY	- New York

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of investments

Turner Midcap Growth Fund

June 30, 2013

		Value
	Shares	(000)
Common stock-99.7%†
Consumer discretionary-29.6%
BorgWarner*	111,170	$9,578
Dunkin’ Brands Group	182,730	7,824
Fifth & Pacific*	233,780	5,223
Fossil*	54,260	5,606
Harley-Davidson	97,630	5,352
HomeAway*	261,330	8,451
Liberty Global, Cl A*	96,980	7,184
LinkedIn, Cl A*	46,620	8,312
Michael Kors Holdings*	144,340	8,953
Polaris Industries	69,960	6,646
Ralph Lauren	42,890	7,452
Shutterfly*	38,240	2,133
Starwood Hotels & Resorts Worldwide	92,630	5,853
Toll Brothers*	229,660	7,494
Tractor Supply	75,260	8,851
TripAdvisor*	45,790	2,787
Urban Outfitters*	151,840	6,107
VF	40,440	7,807
Wynn Resorts	70,775	9,060
Total Consumer discretionary		130,673

Consumer staples-3.6%
Beam	109,110	6,886
Kroger	254,510	8,791
Total Consumer staples		15,677

Energy-5.5%
Cabot Oil & Gas	111,430	7,913
Cobalt International Energy*	162,200	4,310
Concho Resources*	70,698	5,918
FMC Technologies*	44,280	2,466
Rosetta Resources*	87,290	3,712
Total Energy		24,319

Financials-11.7%
Affiliated Managers Group*	48,000	7,869
Brown & Brown	155,638	5,018
Cardtronics*	235,280	6,494
CBRE Group*	224,610	5,247
IntercontinentalExchange# *	58,950	10,479
Markel*	10,900	5,744
Raymond James Financial	145,750	6,264
Signature Bank*	52,930	4,394
Total Financials		51,509

Health care-14.2%
Actavis*	51,620	6,515
Alexion Pharmaceuticals*	39,004	3,598
BioMarin Pharmaceuticals*	70,910	3,956
Catamaran*	139,090	6,777
Cerner*	45,980	4,418
Cooper	41,000	4,881
Covance*	56,620	4,311
Cubist Pharmaceuticals*	67,240	3,248
DaVita*	52,580	6,352
HCA Holdings	100,500	3,624
NPS Pharmaceuticals*	189,900	2,867
Onyx Pharmaceuticals*	73,832	6,410
Regeneron Pharmaceuticals*	24,740	5,564
Total Health care		62,521

Industrials-8.9%
Delta Air Lines*	357,930	6,697
Equifax	44,850	2,643
Genesee & Wyoming, Cl A*	68,720	5,830
KBR	106,760	3,470
MasTec*	188,840	6,213
Robert Half International	166,060	5,518
Roper Industries	42,120	5,232
WESCO International*	49,270	3,348
Total Industrials		38,951

Information technology-19.2%
Alliance Data Systems*	40,550	7,341
Avago Technologies	170,610	6,377
Cavium*	249,929	8,840
Ciena*	387,330	7,522
Citrix Systems*	109,790	6,624
JDS Uniphase*	235,820	3,391
KLA-Tencor Corp.	79,510	4,431
Maxim Integrated Products	105,270	2,924
NXP Semiconductors*	324,390	10,049
Palo Alto Networks*	88,260	3,721
ServiceNow*	176,030	7,110
Splunk*	63,850	2,960
Trimble Navigation*	89,370	2,325
Ultratech*	177,290	6,510
Workday, Cl A*	67,822	4,347
Total Information technology		84,472

Materials-5.3%
Crown Holdings*	99,080	4,075
Eastman Chemical	118,420	8,290
International Flavors & Fragrances, Inc.	65,370	4,913
Methanex	52,200	2,234
PPG Industries	26,240	3,842
Total Materials		23,354

Telecommunication services-1.7%
SBA Communications, Cl A*	99,730	7,392
Total Telecommunication services		7,392
Total Common stock (Cost $364,714)**		438,868

Cash equivalent - 2.6%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.010%^ (1)	11,250,888	11,251
Total Cash equivalent (Cost $11,251)**		11,251
Total Investments-102.3% (Cost $375,965)**		450,119
Net Other assets (liabilities)-(2.3)%		(10,324)
Net Assets-100.0%		$439,795

*	Non-income producing security.
**	This number is listed in thousands.
^	Rate shown is the 7-day effective yield as of June 30, 2013.
#	Security fully or partially on loan at June 30, 2013. The total value of securities on loan at June 30, 2013 was $10,470**. Certain of these securities may have been sold prior to period end.
(1)	A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at June 30, 2013 was $10,794**.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl	- Class

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of investments

Turner Small Cap Growth Fund

June 30, 2013

		Value
	Shares	(000)
Common stock-99.1%†
Consumer discretionary-17.1%
American Public Education*	32,560	$1,210
Ann*	69,028	2,293
Arctic Cat	30,020	1,350
Brunswick	60,130	1,921
Chuy’s Holdings*	32,720	1,254
Fifth & Pacific*	89,900	2,008
Five Below# *	41,330	1,519
Francesca’s Holdings# *	71,070	1,975
HomeAway*	65,200	2,109
Imax# *	74,740	1,858
Meritage Homes*	25,380	1,100
Pier 1 Imports	80,260	1,885
SHFL entertainment*	121,704	2,155
Shutterfly*	39,190	2,187
Sotheby’s	57,174	2,167
Taylor Morrison Home, Cl A*	54,170	1,321
Tenneco*	62,200	2,817
Texas Roadhouse	91,500	2,290
Vail Resorts	34,450	2,119
Zumiez*	60,260	1,732
Total Consumer discretionary		37,270

Consumer staples-3.9%
B&G Foods, Cl A	72,080	2,454
Hain Celestial Group*	30,030	1,951
Susser Holdings*	39,360	1,885
United Natural Foods*	43,173	2,331
Total Consumer staples		8,621

Energy-4.9%
Dril-Quip*	26,680	2,408
Energy XXI (Bermuda)	86,460	1,918
Gulfport Energy*	43,420	2,044
Kodiak Oil & Gas*	193,470	1,720
Rosetta Resources*	43,200	1,837
SemGroup, Cl A	15,840	853
Total Energy		10,780

Financials-7.2%
Bank of the Ozarks	50,760	2,199
Cardtronics*	85,430	2,358
Corporate Office Properties	67,030	1,709
Education Realty Trust	194,720	1,992
eHealth*	43,520	989
Hersha Hospitality Trust	196,410	1,108
Infinity Property & Casualty	10,388	621
Portfolio Recovery Associates*	9,710	1,492
Tower Group International	92,980	1,907
Wisdomtree Investments*	120,410	1,393
Total Financials		15,768

Health care-19.1%
Acadia Healthcare*	63,040	2,085
ACADIA Pharmaceuticals# *	144,054	2,615
Aegerion Pharmaceuticals*	22,180	1,405
Air Methods	44,340	1,502
Akorn*	113,716	1,537
Align Technology*	62,620	2,319
Auxilium Pharmaceuticals*	51,470	856
Bruker*	79,820	1,289
Cepheid*	57,400	1,976
Cubist Pharmaceuticals*	42,740	2,064
Cyberonics*	21,100	1,096
Health Management Associates, Cl A*	140,990	2,216
Neurocrine Biosciences*	102,430	1,371
NPS Pharmaceuticals*	141,980	2,144
PAREXEL International*	29,180	1,341
Pharmacyclics*	28,930	2,299
Proto Labs*	26,480	1,720
Questcor Pharmaceuticals#	23,800	1,082
Sarepta Therapeutics*	22,200	845
Synageva BioPharma*	21,794	915
Team Health Holdings*	50,180	2,061
Teleflex	35,033	2,715
ViroPharma*	72,020	2,063
West Pharmaceutical Services	32,260	2,267
Total Health care		41,783

Industrials-16.8%
Alaska Air Group*	28,130	1,463
Avis Budget Group*	73,730	2,120
Belden	47,400	2,366
CAI International*	71,480	1,685
Chart Industries*	16,430	1,546
Clean Harbors*	39,840	2,013
Generac Holdings	41,650	1,541
Genesee & Wyoming, Cl A*	19,250	1,633
HEICO#	44,630	2,248
Hexcel*	78,020	2,656
MasTec*	70,370	2,315
Old Dominion Freight Line*	45,965	1,913
On Assignment*	77,020	2,058
Ply Gem Holdings*	23,322	468
Thermon Group Holdings*	87,135	1,778
TrueBlue*	62,972	1,326
US Airways Group# *	133,003	2,184
USG# *	85,320	1,967
Watts Water Technologies	31,876	1,445
Woodward	51,331	2,053
Total Industrials		36,778

Information technology-25.1%
Aspen Technology*	93,720	2,698
Bottomline Technologies*	49,070	1,241
Cavium*	75,990	2,688
Ciena*	132,030	2,564
Cognex	52,890	2,392
CommVault Systems*	29,210	2,217
Cornerstone OnDemand*	60,980	2,640
Ellie Mae*	84,140	1,942
Fairchild Semiconductor International*	143,930	1,986
Guidewire Software*	65,830	2,768
Infoblox*	59,600	1,744
IPG Photonics#	25,400	1,543
Ixia*	51,050	939
MAXIMUS	47,200	3,516
Monolithic Power Systems	94,700	2,283
OSI Systems*	28,600	1,842
QLIK Technologies*	98,651	2,790
RF Micro Devices*	417,600	2,234
Semtech*	74,710	2,617

		Value
	Shares	(000)
Synaptics*	32,500	$1,253
Synchronoss Technologies*	72,966	2,252
Take-Two Interactive Software*	130,130	1,948
The Ultimate Software Group*	22,460	2,634
Wex*	34,890	2,676
Zillow, Cl A# *	20,730	1,167
Total Information technology		54,574

Materials-4.6%
American Vanguard	46,520	1,090
Boise	210,360	1,796
Chemtura*	76,060	1,544
Commercial Metals	117,730	1,739
Kaiser Aluminum	27,810	1,723
PolyOne	86,510	2,144
Total Materials		10,036

Telecommunication services-0.4%
Cogent Communications Group	32,600	918
Total Telecommunication services		918
Total Common stock (Cost $171,162)**		216,528

Right-0.0%
Energy-0.0%
CVR Energy*^	61,770	—
Total Energy		—
Total Right (Cost $—)**		—

Cash equivalent - 7.4%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.010%‡ (1)	16,207,853	16,208
Total Cash equivalent (Cost $16,208)**		16,208
Total Investments-106.5% (Cost $187,370)**		232,736
Net Other assets (liabilities)-(6.5)%		(14,151)
Net Assets-100.0%		$218,585

*	Non-income producing security.
**	This number is listed in thousands.
^

Security fair valued using procedures established by the Fair Value Committee for foreign securities due to price movements in the market which exceed established thresholds.  As of June 30, 2013, the total market value of these securities was $—**, representing 0.0% of Net Assets.

#	Security fully or partially on loan at June 30, 2013. The total value of securities on loan at June 30, 2013 was $15,690**. Certain of these securities may have been sold prior to period end.
(1)	A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at June 30, 2013 was $16,057**.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Rate shown is the 7-day effective yield as of June 30, 2013.

Cl	-	Class

Amount Designated as “-” are $0.

See accompanying notes to schedules of investments.

(Unaudited)

Schedule of investments

Turner Global Opportunities Fund

June 30, 2013

		Value
	Shares	(000)
Common stock-98.1%†
Consumer discretionary-23.4%
HomeAway*	1,370	$44
Lennar, Cl A	1,960	71
LinkedIn, Cl A*	440	78
Michael Kors Holdings*	1,230	76
Ralph Lauren	410	71
Starbucks	1,210	80
Total Consumer discretionary		420

Consumer staples-3.4%
Diageo^	2,140	61
Total Consumer staples		61

Energy-3.0%
Cobalt International Energy*	2,000	53
Total Energy		53

Financials-13.9%
AIA Group^	17,174	72
Banco do Brasil SA	4,250	42
CBRE Group*	2,690	63
IntercontinentalExchange*	90	16
Metropolitan Bank & Trust^	21,940	56
Total Financials		249

Health care-12.8%
Bristol-Myers Squibb	1,580	71
Catamaran*	1,510	74
Gilead Sciences*	1,670	85
Total Health care		230

Industrials-2.6%
Hitachi^	7,120	46
Total Industrials		46

Information technology-39.0%
Apple	290	115
Avago Technologies	2,170	81
Cavium*	1,990	70
Ericsson (L.M.) Telephone ADR	4,200	47
Facebook, Cl A*	1,970	49
Murata Manufacturing^	980	75
NXP Semiconductors*	2,970	92
Salesforce.com*	1,250	48
ServiceNow*	1,010	41
Splunk*	530	25
Stratasys*	500	42
Workday, Cl A*	260	17
Total Information technology		702
Total Common stock (Cost $1,568)**		1,761

Cash equivalent - 2.1%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.010%‡	37,380	37
Total Cash equivalent (Cost $37)**		37
Total Investments-100.2% (Cost $1,605)**		$1,798
Net Other assets (liabilities)-(0.2)%		(3)
Net Assets-100.0%		$1,795

*	Non-income producing security.
**	This number is listed in thousands.
^

Security fair valued using procedures established by the Fair Value Committee for foreign securities due to price movements in the market which exceed established thresholds.  As of June 30, 2013, the total market value of these securities was $310**, representing 17.3% of Net Assets.

†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Rate shown is the 7-day effective yield as of June 30, 2013.

ADR	-	American Depositary Receipt
Cl	-	Class

See accompanying notes to schedules of investments.

Country Allocation as of 6/30/13††
United States	57.6%
Hong Kong	8.3
Japan	6.7
Netherlands	5.1
Singapore	4.5
Canada	4.1
United Kingdom	3.4
Philippines	3.1
Sweden	2.6
Brazil	2.3
Israel	2.3
Total	100.0%

††	Percentages are based on total investments.

Notes to Schedules of Investments

June 30, 2013 (unaudited)

1. Organization:

Turner Funds (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The funds included herein are the Turner Market Neutral Fund (“Market Neutral Fund”), Turner Medical Sciences Long/Short Fund (“Medical Sciences Long/Short Fund”), Turner Spectrum Fund (“Spectrum Fund”), Turner Titan Fund (“Titan Fund”), Turner All Cap Growth Fund (“All Cap Growth Fund”), Turner Emerging Growth Fund (“Emerging Growth Fund”), Turner Large Growth Fund (“Large Growth Fund”), Turner Midcap Growth Fund (“Midcap Growth Fund”), Turner Small Cap Growth Fund (“Small Cap Growth Fund”) and Turner Global Opportunities Fund (“Global Opportunities Fund”), each a “Fund” and collectively the “Funds.”

2. Significant accounting policies:

The following is a summary of the significant accounting policies followed by the Funds in the preparation of the Schedules of investments, the Schedules of securities sold short and the Schedule of open written option contracts.

Use of estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Security valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on Nasdaq), including American Depositary Receipts (“ADRs”), are valued at the last quoted sale price on the primary exchange or market (foreign or domestic)

Notes to Schedules of Investments

June 30, 2013 (unaudited)

on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long positions and the most recent quoted ask price for short positions. For securities traded on Nasdaq, the Nasdaq Official Closing Price is used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. To the extent these securities are valued at the last sales price or Nasdaq Official Closing Price, they are categorized as Level 1 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain bid and ask prices from two broker-dealers who make a market in the security and determine the average of the two. In this situation, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Depending on the source or relative significance of the valuation inputs, these securities may be categorized as Level 2 or Level 3 in the fair value hierarchy.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. In addition, the Funds’ Sub-administrator, Citi Fund Services Ohio, Inc., monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates its net asset value. If price movements in a monitored index or security exceed levels recommended by the Committee for

Notes to Schedules of Investments

June 30, 2013 (unaudited)

approval by the Board (“trigger points”), the Sub-administrator will notify Turner Investments, L.P. (the “Adviser”), that such limits have been exceeded. If such trigger points are exceeded, then the close prices for certain foreign markets are systematically adjusted by fair value factors calculated by an independent pricing service. The circumstances described above use significant observable inputs and therefore these valuations are considered as Level 2 in the fair value hierarchy.

In the event that the Adviser believes that the fair values provided by a third party fair valuation vendor are not reliable, or believes that a foreign security held by a Fund should be fair valued for any other reason, the Adviser shall contact the Sub-administrator and request that a meeting of the Committee be held. Depending on the source or relative significance of the valuation inputs, these securities may be categorized as Level 2 or Level 3 in the fair value hierarchy.

For the period ended June 30, 2013, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following table is a summary of inputs used to value the Funds’ investments as of June 30, 2013 (000). The breakdown, by category, of the “common stock” category is disclosed on the Schedule of investments and Schedule of securities sold short for each Fund, as applicable.

	Level 1	Level 2	Total
Market Neutral Fund
Investments in securities
Common stock	$9,781	$—	$9,781
Preferred Stock
Consumer discretionary	—	228	228
Cash equivalent	—	—	—
Total Investments in securities	$9,781	$228	$10,009
Securities sold short
Common stock
Consumer discretionary	$—	$232	$232
Health care	—	379	379
Other common stock	8,928	—	8,928
Total Securities sold short	$8,928	$611	$9,539

Medical Sciences Long/Short Fund
Investments in securities
Common stock	$14,493	$—	$14,493
Call option contracts	33	—	33
Put option contracts	18	—	18
Cash equivalent	79	—	79
Total Investments in securities	$14,623	$—	$14,623
Securities sold short
Common stock	$5,275	$—	$5,275
Exchange traded funds	3,516	—	3,516
Total Securities sold short	$8,791	$—	$8,791

Spectrum Fund
Investments in securities
Common stock
Consumer discretionary	$—	$4,118	$4,118
Energy	—	6,908	6,908
Financials	—	9,478	9,478
Industrials	—	3,494	3,494
Other common stock	485,401	—	485,401
Preferred Stock	—	151	151
Call option contracts	683	—	683
Put option contracts	1,641	—	1,641
Cash equivalent	193,483	—	193,483
Total Investments in securities	$681,208	$24,149	$705,357
Securities sold short
Common stock
Consumer discretionary	$—	$2,576	$2,576
Consumer staples	—	1,704	1,704
Financials	—	3,937	3,937
Industrials	—	925	925
Materials	—	504	504
Utilities	—	2,253	2,253
Other common stock	242,735	—	242,735
Exchange traded funds	73,735	—	73,735
Total Securities sold short	$316,470	$11,899	$328,369
Other financial instruments(a)
Written call option contracts	$176	$—	$176
Written put option contract	192	—	192
Total Other financial instruments	$368	$—	$368

Titan Fund
Investments in securities
Common stock
Consumer discretionary	$—	$1,754	$1,754
Other common stock	39,634	—	39,634
Cash equivalent	994	—	994
Total Investments in securities	$40,628	$1,754	$42,382
Securities sold short
Common stock
Consumer discretionary	$—	$625	$625
Other common stock	19,561	—	19,561
Exchange traded funds	4,823	—	4,823
Total Securities sold short	$24,384	$625	$25,009

Notes to Schedules of Investments

June 30, 2013 (unaudited)

All Cap Growth Fund
Investments in securities
Common stock
Information technology	$—	$164		$164
Other common stock	16,490	—		16,490
Cash equivalent	1,619	—		1,619
Total Investments in securities	$18,109	$164		$18,273

Emerging Growth Fund
Investments in securities
Common stock
Industrials	$—	$1,342		$1,342
Other common stock	218,382	—		218,382
Cash equivalent	21,683	—		21,683
Total Investments in securities	$240,065	$1,342		$241,407

Large Growth Fund
Investments in securities
Common stock	$93,024	$—		$93,024
Cash equivalent	2,730	—		2,730
Total Investments in securities	$95,754	$—		$95,754

Midcap Growth Fund
Investments in securities
Common stock	$438,868	$—		$438,868
Cash equivalent	11,251	—		11,251
Total Investments in securities	$450,119	$—		$450,119

Small Cap Growth Fund
Investments in securities
Common stock	$216,528	$—		$216,528
Right	—	—	(b)	—	(b)
Cash equivalent	16,208	—		16,208
Total Investments in securities	$232,736	$—	(b)	$232,736

Global Opportunities Fund
Investments in securities
Common stock
Consumer staples	$—	$61		$61
Financials	—	128		128
Industrials	—	46		46
Information technology	—	75		75
Other common stock	1,451	—		1,451
Cash equivalent	37	—		37
Total Investments in securities	$1,488	$310		$1,798

(a)Other financial instruments are derivative instruments and are reflected in the Schedule of open written option contracts.

(b)The market value of this security is equal to $0.

Notes to Schedules of Investments

June 30, 2013 (unaudited)

For the period ended June 30, 2013, there have been no significant changes to the Funds’ fair valuation methodologies. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. For each Fund there were no transfers between the levels as of June 30, 2013 based on the input levels assigned at September 30, 2012, except for Funds listed in the table below.  Transfers from Level 1 to Level 2, the result of established thresholds for foreign securities being exceeded, are as follows (000):

Transfers from
Level 1 to Level 2
Spectrum Fund
Common stock	$11,841
Common stock sold short	$(3,885)
Titan Fund
Common stock sold short	$(625)
Global Opportunities Fund
Common stock	$129

Security transactions— Security transactions are accounted for on the date the security is purchased or sold (trade date).

Securities sold short—Consistent with each Fund’s investment objectives, the Funds may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends that accrue during the period of the loan. Dividends declared on open short positions are recorded on ex-date and shown

Notes to Schedules of Investments

June 30, 2013 (unaudited)

as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a fee, which is shown as an expense for financial reporting purposes. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the brokers as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the short positions. The Market Neutral Fund, Medical Sciences Long/Short Fund, Spectrum Fund and Titan Fund engaged in short sales during the period ended June 30, 2013.

Option transactions - Consistent with each Fund’s investment objectives, the Funds may write covered call options and sell put options as a means of increasing the yield on their portfolios and as a means of providing limited protection against decreases in their market value. The Funds may purchase put and call options to protect against a decline in the market value of the securities in their portfolios or to anticipate an increase in the market value of securities that the Funds may seek to purchase in the future. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an “opening transaction.” In order to close out an option position, the Fund may enter into a “closing transaction,” which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written.

Option contracts are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs

Notes to Schedules of Investments

June 30, 2013 (unaudited)

from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security). The primary risk exposure from written and purchased options contracts is equity exposure.

A summary of option contracts written during the period ended June 30, 2013 for the Spectrum Fund is as follows:

	Option contracts	Option premiums (000)
Options outstanding at beginning of period	—	$—
Options written	6,430	580
Options cancelled in a closing purchase transaction	(2,405)	(172)
Options expired	(825)	(40)
Options outstanding at end of period	3,200	$368

Foreign currency translation — The books and records of the Market Neutral Fund, Medical Sciences Long/Short Fund, Spectrum Fund, Titan Fund and Global Opportunities Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Market Neutral Fund, Medical Sciences Long/Short Fund, Spectrum Fund, Titan Fund and Global Opportunities Fund do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities.

Illiquid Securities— Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on a Fund’s books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with maturities of over seven days in length. The Funds may invest in securities that are neither listed on a stock exchange nor traded over the counter, including privately placed securities. Investing in such unlisted emerging country equity securities, including investments in new and early stage companies, may involve a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund, or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, a Fund may be required to bear the expenses of registration.

Notes to Schedules of Investments

June 30, 2013 (unaudited)

3.  Loans of portfolio securities:

The Funds may lend securities in their portfolios pursuant to a securities lending agreement (“Lending Agreement”) with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. Cash collateral received is invested in Dollar Shares of the BlackRock Liquidity Funds TempCash, a money market fund. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds receive an annual fee for their participation in the Lending Agreement based on the projected lending activity.

In the event of bankruptcy of the borrower, realization/retention of the collateral may be subject to legal proceedings.

At June 30, 2013, the following Funds had securities on loan and the collateral held were as follows (000):

Fund	Value of Securities on Loan (000)	Value of Collateral (000)
All Cap Growth Fund	$1,444	$1,487
Emerging Growth Fund	6,581	6,688
Midcap Growth Fund	10,470	10,794
Small Cap Growth Fund	15,690	16,057

4. Concentration:

Certain Funds invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Fund’s net asset value and a magnified effect on the total return.

5. Federal tax information:

At June 30, 2013, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for the investments held by each Fund, excluding securities sold short, were as follows (000):

	Federal tax cost	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation
Market Neutral Fund	9,905	418	(314)	104
Medical Sciences Long/Short Fund	13,947	1,006	(330)	676
Spectrum Fund	685,200	43,149	(22,992)	20,157
Titan Fund	41,249	2,220	(1,087)	1,133
All Cap Growth Fund	16,568	2,111	(406)	1,705
Emerging Growth Fund	173,939	68,930	(1,462)	67,468
Large Growth Fund	90,793	9,333	(4,372)	4,961
Midcap Growth Fund	377,068	78,147	(5,096)	73,051
Small Cap Growth Fund	188,897	47,254	(3,415)	43,839
Global Opportunities Fund	1,612	219	(33)	186

6. Subsequent Events:

The Trust has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the schedules of investments were issued.

On May 17, 2013, the Board approved the liquidation of the Global Opportunities Fund to occur on or around July 31, 2013.

Based on this evaluation, other than the item noted above, no additional disclosures or adjustments were required as of June 30, 2013.

Notes to Schedules of Investments

June 30, 2013 (unaudited)

THE SCHEDULES OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUNDS’ SEMIANNUAL REPORT OR AUDITED ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUNDS.

Item 2.   Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosures controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30(a)-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Turner Funds

By (Signature and Title)	/s/ Thomas R. Trala, Jr.
Thomas R. Trala, Jr., President (Principal Executive Officer)

Date:	August 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Thomas R. Trala, Jr.
Thomas R. Trala, Jr., President (Principal Executive Officer)

Date:	August 26, 2013

By (Signature and Title)	/s/ Ty Edwards
Ty Edwards, Controller and Chief Financial Officer (Principal Financial Officer)

Date:	August 26, 2013